BOSTON ADVISORS TRUST

                       BOSTON ADVISORS CASH RESERVES FUND
                BOSTON ADVISORS U.S. GOVERNMENT MONEY MARKET FUND
                   BOSTON ADVISORS TAX FREE MONEY MARKET FUND
              BOSTON ADVISORS NEW YORK MUNICIPAL MONEY MARKET FUND

                 SUPPLEMENT TO PROSPECTUS DATED AUGUST 28, 2004

                     This supplement is dated May 18, 2005.

     The Prospectus of Boston Advisors Trust dated August 28, 2004, is hereby supplemented with the following information:

The Board of Trustees of Boston Advisors Trust, a Massachusetts business trust (the "Trust"), and each of its series, Boston Advisors Cash Reserves Fund, Boston Advisors U.S. Government Money Market Fund, Boston Advisors Tax Free Money Market Fund and Boston Advisors New York Municipal Money Market Fund (each, a "Fund"), has approved a Plan of Liquidation (the "Plan") as being advisable and in the best interests of each Fund. The Board of Trustees took this action in light of the anticipated termination of the Funds as investment options for cash management of brokerage accounts of Advest, Inc. Upon such termination, which is currently anticipated to occur in June 2005, the Trust shall completely liquidate in accordance with the requirements of the Internal Revenue Code of 1986, as amended.



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                              BOSTON ADVISORS TRUST

                       BOSTON ADVISORS CASH RESERVES FUND
                BOSTON ADVISORS U.S. GOVERNMENT MONEY MARKET FUND
                   BOSTON ADVISORS TAX FREE MONEY MARKET FUND
              BOSTON ADVISORS NEW YORK MUNICIPAL MONEY MARKET FUND

     SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 28, 2004

                     This supplement is dated May 18, 2005.


     The Statement of Additional Information of Boston Advisors Trust dated August 28, 2004, is hereby supplemented with the following information:

The Board of Trustees of Boston Advisors Trust, a Massachusetts business trust (the "Trust"), and each of its series, Boston Advisors Cash Reserves Fund, Boston Advisors U.S. Government Money Market Fund, Boston Advisors Tax Free Money Market Fund and Boston Advisors New York Municipal Money Market Fund (each, a "Fund"), has approved a Plan of Liquidation (the "Plan") as being advisable and in the best interests of each Fund. The Board of Trustees took this action in light of the anticipated termination of the Funds as investment options for cash management of brokerage accounts of Advest, Inc. Upon such termination, which is currently anticipated to occur in June 2005, the Trust shall completely liquidate in accordance with the requirements of the Internal Revenue Code of 1986, as amended.